Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2018
Registrant Name	UBS Series Funds
Central Index Key	0001060517
Amendment Flag	false
Document Creation Date	May 24, 2018
Document Effective Date	May 25, 2018
Prospectus Date	May 25, 2018
Class A & P Prospectus | UBS Ultra Short Income Fund | Class A
Prospectus:
Trading Symbol	USIAX
Class A & P Prospectus | UBS Ultra Short Income Fund | Class P
Prospectus:
Trading Symbol	USIPX
Class I Prospectus | UBS Ultra Short Income Fund | Class I
Prospectus:
Trading Symbol	USDIX